MATERIAL ACCOUNTING POLICIES (Details)	12 Months Ended
Jun. 30, 2025
Cash and cash equivalent
Statement [Line Items]
IFRS 9 classification	Amortized cost
Accounts receivable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Other deposit
Statement [Line Items]
IFRS 9 classification	Amortized cost
Accounts payable and accrued liabilities
Statement [Line Items]
IFRS 9 classification	Amortized cost
Convertible debentures
Statement [Line Items]
IFRS 9 classification	Amortized cost
Mortgage payable
Statement [Line Items]
IFRS 9 classification	Amortized cost
Contract liability
Statement [Line Items]
IFRS 9 classification	Amortized cost
Promissory notes payable
Statement [Line Items]
IFRS 9 classification	Amortized cost